Accrued Expenses	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued Expenses
Accrued Expenses:
Accrued expenses consist of the following at December 31, 2013 and 2012 (in thousands):

	December 31,
	2013	2012
Employee benefits, payroll and related taxes	$41,955	$39,442
Taxes other than income taxes and payroll taxes	23,864	25,025
Deferred revenue	17,896	13,955
Accrued sales commissions	7,241	7,893
Accrued interest payable	7,716	7,816
Accrued utilities	8,608	9,108
Reduction in force accruals(a)	39,104	14,428
Other	44,149	59,879
Total	$190,533	$177,546

(a)	See Note 19, “Special Items.”